PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2013
Property And Equipment Tables
Property and equipment

Property and equipment at cost, less accumulated depreciation, at June 30, 2013 consisted of the following:

	June 30,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(40,452)	(34,311)
Total	$27,509	$33,650